Long-term Investments, Net - Summary of Long-term Investments (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2022 CNY (¥)
Schedule Of Equity Method Investments [Line Items]
Equity method investments	¥ 27,500	$ 3,967	¥ 14,000
Huangshan Xingyue Research Travel Education Co., Ltd. ("Huangshan")
Schedule Of Equity Method Investments [Line Items]
Equity method investments	500	72	500
Nanjing Chengwei Venture Capital Partnership (Limited Partnership) ("Chengwei")
Schedule Of Equity Method Investments [Line Items]
Equity method investments	¥ 27,000	$ 3,895	¥ 13,500